SEGMENTED REPORTING (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about entity reportable segments [Table Text Block]
	Property, plant and		Exploration and
	equipment	Intangible assets	evaluation
Congo	$1,174	-	$27,633,564
Canada	$15,101	$1	-
	$16,275	$1	$27,633,564

	Property, plant and		Exploration and
	equipment	Intangible assets	evaluation
Congo	$18,486	-	$27,857,769
Canada	$16,916	$1	-
	$35,403	$1	$27,857,769